Significant events for the year ended December 31, 2024 and the nine-month period ended September 30, 2025 and subsequent events - For the nine-month period ended September 30, 2025 (Details)
€ / shares in Units, € in Millions, $ in Millions
									1 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2025 shares	Aug. 28, 2025 shares	Aug. 06, 2025 shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 EUR (€) € / shares shares	Mar. 20, 2025 shares	Feb. 06, 2025 shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Jan. 31, 2025 shares	Aug. 31, 2025 shares plan	Sep. 30, 2024 plan	Sep. 30, 2025 EUR (€) shares	Jul. 23, 2025 note	Jul. 22, 2025 patient country site	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares plans issued | plan												7	7
Pooled placebo-adjusted clinical response rate																28.60%
Par value per share (in euro per share) | € / shares						€ 57.00											€ 6.64
Number of ordinary shares issued (in shares)														14,482,230
Closing foreign exchange rate															1.1726
Proceeds from issue of ordinary shares					$ 747.5	€ 637.5
Net proceeds from issuance of ordinary shares					$ 700.3	€ 597.2
Proceeds from issuing other equity instruments | €														€ 608.1
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares						€ 54.58
ADS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)					11,679,400	11,679,400
Issue of equity, offering price per share (in dollar/euro per share) | € / shares						€ 64.00
Heights convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of convertible notes converted | note				200											150
Notional amount | €				€ 21.9
Number of ordinary shares issued (in shares)				920,377
Heights convertible notes | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings, fixed conversion price (euro per share) | € / shares				€ 23.7674
Kreos & Claret convertible notes (OCABSA) | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)			785,389
Kreos A & B & C BSA | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)		206,662	319,251
ABTECT-1 and ABTECT-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of enrolled patients | patient																1,275
Number of participating clinical trial sites | site																600
Number of countries | country																36
ABTECT-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Placebo-adjusted clinical remission rate																21.40%
ABTECT-1 | 50 Mg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Placebo-adjusted clinical remission rate																19.30%
ABTECT-2 | 50 Mg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Placebo-adjusted clinical remission rate																13.40%
ABX464-107
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of patients achieving clinical response | patient																678
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	486,714								39,370		125,000			164,370
BSAs | Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)									39,370
Vesting period									4 years		4 years
Vesting percentage									25.00%		25.00%
AGA-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)												6,276,727
AGA-2025 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period												2 years
Vesting percentage												50.00%
AGA-2025 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period												3 years
Vesting percentage												25.00%
AGA-2025 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period												4 years
Vesting percentage												25.00%
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								123,102				123,102		123,102
Vesting period												2 years
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							50,000			50,000		50,000		50,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								4,319,500				4,319,500		4,319,500